CAPITAL AND RESERVES (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CAPITAL AND RESERVES
Number of DSUs, Beginning Balance	470,347	539,286
Number of DSUs, Granted	66,049	74,683
Number of DSUs, Redeemed		(143,622)
Number of DSUs, Ending Balance	536,396	470,347
Weighted average fair value (DSUs), Beginning Balance	$ 0.59	$ 0.65
Weighted average fair value (DSUs), Granted	0.41	0.34
Weighted average fair value (DSUs), Redeemed		0.69
Weighted average fair value (DSUs), Ending Balance	$ 0.57	$ 0.59